Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of straight-line method over the estimated useful lives of the assets
%
Office furniture and equipment	7-15
Computer software and electronic equipment	33
Laboratory equipment	7-15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life